Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BRIDGEWAY FUNDS INC
Entity Central Index Key	0000916006
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000012182
Shareholder Report [Line Items]
Fund Name	Aggressive Investors 1
Class Name	Aggressive Investors 1
Trading Symbol	BRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 800-661-3550.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to the reporting period.
Additional Information Phone Number	800-661-3550
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Aggressive Investors 1 Fund	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 23.70%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s sentiment and value models positively contributed to relative performance. The Fund’s overweight in the higher beta and higher momentum stocks also contributed to performance during the period. Stock selection improved results with selections in the Industrials and Financials sectors contributing the most.

Top detractors from performance

The Fund’s quality models detracted from relative performance. The Fund’s tilt toward smaller stocks also detracted from relative returns during the period. Sector allocation effect was negative with overweighting in the Financials sector detracting the most from relative results.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Aggressive Investors 1 Fund 31,274	S&P 500 Index 42,271
2016	10,000	10,000
2017	12,188	11,790
2018	13,600	13,484
2019	12,693	14,889
2020	11,737	16,006
2021	17,310	22,536
2022	13,189	20,144
2023	15,652	24,091
2024	20,087	30,006
2025	25,283	34,556
2026	31,274	42,271

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Aggressive Investors 1 Fund	23.70%	12.56%	12.08%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 230,825,780
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,325,790
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$230,825,780
# of Portfolio Holdings	96
Portfolio Turnover Rate	74%
Advisory Fees Paid	$1,325,790

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	99.36%
Money Market Fund	0.62%
Other Assets in Excess of Liabilities	0.02%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	1.40%
Utilities	1.23%
Energy	2.37%
Materials	3.52%
Health Care	7.41%
Communication Services	8.29%
Consumer Discretionary	10.31%
Industrials	13.77%
Financials	14.84%
Information Technology	36.86%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.69%
Alphabet, Inc., Class A	4.24%
Apple, Inc.	3.13%
Microsoft Corp.	2.86%
Lam Research Corp.	2.14%
Comfort Systems USA, Inc.	1.98%
Applied Materials, Inc.	1.88%
Amazon.com, Inc.	1.78%
Illumina, Inc.	1.62%
Lumentum Holdings, Inc.	1.60%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2026: Pursuant to an Agreement and Plan of Reorganization approved by shareholders, on July 24, 2026 the Bridgeway Aggressive Investors 1 Fund reorganized into the EA Bridgeway Aggressive Investors ETF (BAGX), a newly created series of EA Series Trust. As a result, total annual fund operating expenses will decrease to 0.73%. The current portfolio managers of Bridgeway Aggressive Investors 1 Fund will continue to serve as portfolio managers of the EA Bridgeway Aggressive Investors ETF. Empowered Funds, LLC dba EA Advisers will serve as the investment adviser and Bridgeway Capital Management, LLC will serve as the investment sub-adviser. You can find additional information about the EA Bridgeway Aggressive Investors ETF at www.bridgewayetfs.com/bagx/.

Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012186
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company
Class Name	Ultra-Small Company
Trading Symbol	BRUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Fund	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 25.65%, underperforming the Russell Microcap Index.

Top contributors to performance

Selections in the Communication Services and Consumer Discretionary sectors contributed positively to the relative results.

Top detractors from performance

All three factor models (value, quality and sentiment) underperformed the benchmark detracting from relative results.  The Fund’s tilt toward smallest stocks in the micro-cap universe hurt relative performance.  The Fund’s stock selection effect was negative, with holdings in the Healthcare and Information Technology sectors detracting the most from relative results.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Ultra-Small Company Fund 29,240	Russell Microcap Index 32,376	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	11,688	12,760	11,851
2018	12,755	15,339	13,602
2019	10,907	13,746	14,824
2020	10,075	13,090	15,792
2021	21,215	23,009	22,767
2022	16,751	15,937	19,610
2023	18,488	16,995	23,327
2024	19,544	18,007	28,721
2025	23,272	20,420	33,114
2026	29,240	32,376	40,672

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Ultra-Small Company Fund	25.65%	6.63%	11.33%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell Microcap Index	58.55%	7.07%	12.47%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 99,173,394
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 821,850
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$99,173,394
# of Portfolio Holdings	215
Portfolio Turnover Rate	78%
Advisory Fees Paid	$821,850

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	98.80%
Rights	0.00%
Money Market Fund	0.91%
Investments Purchased With Cash Proceeds From Securities Lending	6.71%
Liabilities in Excess of Other Assets	-6.42%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	1.61%
Real Estate	0.60%
Consumer Staples	1.16%
Energy	5.66%
Communication Services	5.97%
Industrials	12.52%
Consumer Discretionary	15.18%
Information Technology	15.24%
Financials	16.11%
Health Care	25.95%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Movado Group, Inc.	1.80%
Electromed, Inc.	1.72%
Optical Cable Corp.	1.57%
RF Industries, Ltd.	1.46%
Puma Biotechnology, Inc.	1.41%
AMC Global Media, Inc., Class A	1.36%
Xperi, Inc.	1.32%
Rimini Street, Inc.	1.31%
Sagimet Biosciences, Inc., Class A	1.30%
Fossil Group, Inc.	1.24%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012187
Shareholder Report [Line Items]
Fund Name	Ultra-Small Company Market
Class Name	Ultra-Small Company Market
Trading Symbol	BRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 800-661-3550.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to the reporting period.
Additional Information Phone Number	800-661-3550
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Market Fund	$96	0.75%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 56.22%, underperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s larger holdings outside of the CRSP10 universe helped relative performance. The Fund’s sidesteps also added to relative performance.

Top detractors from performance

The Fund’s focus on CRSP 10 universe hurt relative performance as CRSP 10 underperformed the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Ultra-Small Company Market Fund 29,400	Russell Microcap Index 32,376	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	12,660	12,760	11,851
2018	15,301	15,339	13,602
2019	12,703	13,746	14,824
2020	11,307	13,090	15,792
2021	23,047	23,009	22,767
2022	16,046	15,937	19,610
2023	16,044	16,995	23,327
2024	16,553	18,007	28,721
2025	18,819	20,420	33,114
2026	29,400	32,376	40,672

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Ultra-Small Company Market Fund	56.22%	4.99%	11.39%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell Microcap Index	58.55%	7.07%	12.47%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 147,639,974
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 546,150
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$147,639,974
# of Portfolio Holdings	547
Portfolio Turnover Rate	44%
Advisory Fees Paid	$546,150

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	99.69%
Rights	0.00%
Money Market Fund	0.00%
Investments Purchased With Cash Proceeds From Securities Lending	9.55%
Liabilities in Excess of Other Assets	-9.24%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	2.59%
Consumer Staples	2.21%
Materials	3.69%
Energy	4.79%
Communication Services	5.08%
Consumer Discretionary	11.93%
Information Technology	14.54%
Industrials	14.95%
Financials	15.40%
Health Care	24.82%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Entravision Communications Corp., Class A	1.41%
FuelCell Energy, Inc.	1.39%
Rackspace Technology, Inc.	0.97%
AXT, Inc.	0.93%
Backblaze, Inc., Class A	0.70%
Climb Bio, Inc.	0.65%
Babcock & Wilcox Enterprises, Inc.	0.61%
Flexsteel Industries, Inc.	0.60%
Envela Corp.	0.60%
Everspin Technologies, Inc.	0.58%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026: Pursuant to an Agreement and Plan of Reorganization approved by shareholders, on July 24, 2026 the Bridgeway Ultra-Small Company Market Fund reorganized into the EA Bridgeway Ultra-Small Company Market ETF (BUSM), a newly created series of EA Series Trust. As a result, total annual fund operating expenses will decrease to 0.73%. The current portfolio managers of Bridgeway Ultra-Small Company Market Fund will continue to serve as portfolio managers of the EA Bridgeway Ultra-Small Company Market ETF. Empowered Funds, LLC dba EA Advisers will serve as the investment adviser and Bridgeway Capital Management, LLC will serve as the investment sub-adviser. You can find additional information about the EA Bridgeway Ultra-Small Company Market ETF at www.bridgewayetfs.com/busm/.

Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000012190
Shareholder Report [Line Items]
Fund Name	Small-Cap Value
Class Name	Small-Cap Value
Trading Symbol	BRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 800-661-3550.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to the reporting period.
Additional Information Phone Number	800-661-3550
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Small-Cap Value Fund	$108	0.91%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 36.99%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller market capitalization stocks in the small-cap value universe helped relative performance. Selections in the Consumer Discretionary and Financials sector also contributed positively to the relative results.

Top detractors from performance

All three factor models (value, quality and sentiment) underperformed the benchmark detracting from relative results. From a sector perspective, the Fund’s allocation effect was negative, with an overweighting in the Consumer Discretionary sector and an underweighting in the Healthcare sector detracting the most from relative results. The Fund’s stock selection effect was negative, with holdings in the Healthcare and Information Technology sectors detracting the most from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Small-Cap Value Fund 34,112	Russell 2000 Value Index 28,123	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	12,008	12,486	11,851
2018	14,448	14,121	13,602
2019	11,974	13,241	14,824
2020	10,006	10,927	15,792
2021	22,291	18,934	22,767
2022	20,996	15,851	19,610
2023	23,368	16,803	23,327
2024	24,853	18,634	28,721
2025	24,901	19,666	33,114
2026	34,112	28,123	40,672

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Small-Cap Value Fund	36.99%	8.88%	13.06%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell 2000 Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 342,195,847
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 2,175,463
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$342,195,847
# of Portfolio Holdings	173
Portfolio Turnover Rate	76%
Advisory Fees Paid	$2,175,463

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	100.09%
Liabilities in Excess of Other Assets	-0.09%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	4.87%
Utilities	3.73%
Real Estate	4.14%
Materials	4.22%
Energy	8.22%
Health Care	8.76%
Consumer Discretionary	11.73%
Industrials	12.42%
Information Technology	13.79%
Financials	28.12%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
TTM Technologies, Inc.	1.48%
Garrett Motion, Inc.	1.39%
Viasat, Inc.	1.32%
Bread Financial Holdings, Inc.	1.30%
EnerSys	1.28%
Fulton Financial Corp.	1.07%
Matson, Inc.	1.00%
Kulicke & Soffa Industries, Inc.	0.98%
NetScout Systems, Inc.	0.96%
Interface, Inc.	0.95%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026: Pursuant to an Agreement and Plan of Reorganization approved by shareholders, on July 24, 2026 the Bridgeway Small-Cap Value Fund reorganized into the EA Bridgeway Select Small-Cap Value ETF (BRSV), a newly created series of EA Series Trust. As a result, total annual fund operating expenses will decrease to 0.79%. The current portfolio managers of Bridgeway Small-Cap Value Fund will continue to serve as portfolio managers of the EA Bridgeway Select Small-Cap Value ETF. Empowered Funds, LLC dba EA Advisers will serve as the investment adviser and Bridgeway Capital Management, LLC will serve as the investment sub-adviser. You can find additional information about the EA Bridgeway Select Small-Cap Value ETF at www.bridgewayetfs.com/brsv/.

Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000103073
Shareholder Report [Line Items]
Fund Name	Omni Small-Cap Value
Class Name	Omni Small-Cap Value
Trading Symbol	BOSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Omni Small-Cap Value Fund	$58	0.47%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year, the Fund returned 45.68%, outperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller market capitalization stocks in the small-cap value universe contributed positively to relative performance.

Top detractors from performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to relative results during the period.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Omni Small-Cap Value Fund 31,208	Russell 2000 Value Index 28,123	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	12,483	12,486	11,851
2018	14,575	14,121	13,602
2019	12,124	13,241	14,824
2020	9,358	10,927	15,792
2021	18,240	18,934	22,767
2022	17,391	15,851	19,610
2023	18,268	16,803	23,327
2024	21,179	18,634	28,721
2025	21,423	19,666	33,114
2026	31,208	28,123	40,672

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Omni Small-Cap Value Fund	45.68%	11.34%	12.05%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell 2000 Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,324,169,118
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 3,497,869
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,324,169,118
# of Portfolio Holdings	602
Portfolio Turnover Rate	29%
Advisory Fees Paid	$3,497,869

Holdings [Text Block]

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	99.80%
Preferred Stock	0.10%
Rights	0.00%
Money Market Fund	0.13%
Investments Purchased With Cash Proceeds From Securities Lending	0.50%
Liabilities in Excess of Other Assets	-0.53%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	0.62%
Health Care	3.85%
Consumer Staples	4.01%
Communication Services	4.43%
Materials	4.74%
Information Technology	5.35%
Industrials	12.04%
Energy	13.08%
Consumer Discretionary	15.50%
Financials	36.38%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Viasat, Inc.	1.15%
Victoria's Secret & Co.	1.10%
Enova International, Inc.	1.05%
Sphere Entertainment Co.	0.83%
Bread Financial Holdings, Inc.	0.78%
International Seaways, Inc.	0.76%
Tutor Perini Corp.	0.75%
Benchmark Electronics, Inc.	0.73%
Callaway Golf Co.	0.72%
Patterson-UTI Energy, Inc.	0.66%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com
C000254224
Shareholder Report [Line Items]
Fund Name	Global Opportunities Fund
Class Name	Global Opportunities
Trading Symbol	BRGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.
Additional Information Phone Number	800-661-3550
Additional Information Website	www.bridgewayfunds.com/resources/fund-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Global Opportunities Fund	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

For the fiscal year, the Fund returned 17.71%, outperforming the FTSE 3-Month Treasury Bill Index.

By design, the Fund maintained minimal net exposure to undesired risk factors such as country, sector, and size.

Top contributors to performance

Both long and short sleeves contributed positively to the Fund’s overall performance, primarily driven by security selection in China, Japan and Sweden. At the sector level, security selection within Communication Services, Information Technology and Health Care contributed the most.

Top detractors from performance

The primary detractors from performance were the Fund’s security selection in Korea and within the Materials sector.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Global Opportunities Fund 12,525	FTSE 3-Month Teasury Bill Index 10,743	MSCI All Country World Investable Market Index 13,485
10/15/2024	10,000	10,000	10,000
06/25	10,641	10,325	10,856
06/26	12,525	10,743	13,485

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 10/15/2024
Global Opportunities Fund	17.71%	14.10%
MSCI All Country World Investable Market Index	24.22%	19.16%
FTSE 3-Month Teasury Bill Index	4.05%	4.29%

AssetsNet	$ 40,687,227
Advisory Fees Paid, Amount	$ 322,463
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$40,687,227
# of Portfolio Holdings - Long	251
# of Portfolio Holdings - Short	303
Portfolio Turnover Rate	-%Footnote Reference*
Advisory Fees Paid	$322,463
Footnote	Description
Footnote*	There were no long-term transactions for the year ended June 30, 2026.

Holdings [Text Block]

Top Sector Weightings (Notional exposure % of Net Assets)

Table Summary
	Long	Short
Utilities	2.94%	3.57%
Real Estate	3.40%	4.24%
Health Care	4.23%	2.86%
Energy	5.41%	2.73%
Communication Services	5.61%	6.64%
Consumer Staples	5.68%	5.31%
Consumer Discretionary	10.73%	12.43%
Materials	11.78%	12.44%
Information Technology	14.84%	11.21%
Financials	15.72%	13.75%
Industrials	15.84%	15.07%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-661-3550
Updated Prospectus Email Address	funds@bridgeway.com
Updated Prospectus Web Address	www.bridgewayfunds.com